UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 152.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 152.4% (99.7% of Total Investments)

	Consumer Discretionary – 5.0% (3.2% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	Ba1	$ 558,041
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	412,668
330	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	338,395
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	358,729
535	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	544,673
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	102,199
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	12,462,313
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	1,024,330
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,119,600
	Center, Series 2006A, 5.000%, 12/01/31 (4)
17,420	Total Consumer Discretionary			16,920,948
	Consumer Staples – 3.1% (2.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
595	5.125%, 6/01/24	6/17 at 100.00	B–	497,842
1,315	5.875%, 6/01/30	6/17 at 100.00	B–	1,103,877
210	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	181,404
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
2,475	5.250%, 6/01/32	6/17 at 100.00	B	2,398,671
2,665	5.625%, 6/01/47	6/17 at 100.00	B	2,390,292
3,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/15 at 100.00	BBB+	3,269,902
	Series 2002, 5.500%, 5/15/39
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/15 at 100.00	A3	796,752
	Bonds, Series 2001, 5.000%, 5/15/31
11,330	Total Consumer Staples			10,638,740
	Education and Civic Organizations – 14.8% (9.7% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,387,350
	University, Series 2006, 5.625%, 9/01/38
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	775,397
	Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2008A:
2,000	5.000%, 7/01/18	No Opt. Call	AA+	2,233,640
530	5.250%, 7/01/38	No Opt. Call	AA+	580,509
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2012A:
1,145	5.000%, 7/01/30	No Opt. Call	AA+	1,317,540
1,050	5.000%, 7/01/37	No Opt. Call	AA+	1,184,369
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	562,270
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,604,075
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,379,887
	Maryland, Series 2012A, 5.000%, 10/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University
	Maryland, Series 2014:
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,397,875
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,015,220
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,599,050
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,160,408
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,624,770
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,201,900
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	778,294
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	702,919
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AA–	10,564,232
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
5,920	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2015A,	No Opt. Call	AA+	6,088,957
	5.000%, 4/01/16
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	CC	118,651
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	CC	521,765
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,031,840
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,766,335
48,200	Total Education and Civic Organizations			50,597,253
	Health Care – 33.6% (22.0% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds,
	Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB	989,357
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB	2,500,628
1,375	5.000%, 7/01/45	7/25 at 100.00	BBB	1,464,499
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,584,414
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,542,294
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	424,207
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	No Opt. Call	A	1,544,158
	Health System Issue, Series 2012, 5.000%, 7/01/24
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A	2,680,625
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,184,560
	System Issue, Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,020,660
1,775	5.000%, 7/01/37	7/22 at 100.00	A1	1,901,486
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	4,105,283
	Hospital, Series 2007A, 5.000%, 7/01/29
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	4,452,565
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/25 at 100.00	AA–	2,534,075
	Health System Issue, Series 2015A, 4.000%, 5/15/40
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/20 at 100.00	AA–	4,886,856
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	568,525
500	5.000%, 5/15/26	5/21 at 100.00	AA–	566,065
1,685	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA	1,773,631
	System, Series 2008, 5.000%, 7/01/28 – AGM Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2011:
500	5.750%, 7/01/31	No Opt. Call	A+	568,900
1,000	6.000%, 7/01/41	7/21 at 100.00	A+	1,156,220
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,490,790
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,238,243
2,235	4.125%, 7/01/47	7/25 at 100.00	A+	2,201,766
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health	2/25 at 100.00	A2	2,754,125
	Issue, Series 2015, 5.000%, 8/15/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,481,970
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,066,024
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	3,019,660
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional
	Medical Center Issue, Series 2015:
1,185	5.000%, 7/01/39	7/24 at 100.00	A	1,303,405
4,000	5.000%, 7/01/45	7/24 at 100.00	A	4,364,960
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	12,528,905
4,665	4.000%, 7/01/43	7/22 at 100.00	A2	4,688,372
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/25 at 100.00	A2	1,105,860
	Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,478,550
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/24 at 100.00	BBB	13,634,863
	Health, Series 2014, 5.250%, 7/01/34
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	AA	8,881,200
	2011MD, 5.000%, 12/01/40
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
2,000	5.000%, 12/01/44	6/25 at 100.00	AA	2,238,880
6,000	4.000%, 12/01/44	6/25 at 100.00	AA	6,091,860
107,400	Total Health Care			115,018,441
	Housing/Multifamily – 6.7% (4.4% of Total Investments)
2,010	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,165,594
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments,
	Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,531,050
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,661,027
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,288,360
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,151,700
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/15 at 100.00	Aaa	2,112,279
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
495	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	7/25 at 100.00	BBB–	522,542
	University of Maryland – Baltimore Project, Refunding Series 2015, 5.000%, 7/01/39
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	543,660
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	530,500
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,604,565
	University Village, Series 2012, 5.000%, 7/01/33
5,115	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA	5,244,154
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/24 at 100.00	Aaa	1,489,545
	Development Bonds, Series 2014A, 3.875%, 7/01/39
21,780	Total Housing/Multifamily			22,844,976
	Housing/Single Family – 8.3% (5.5% of Total Investments)
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,069,840
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,365	Maryland Community Development Administration Department of Housing and Community	9/23 at 100.00	Aa2	2,472,489
	Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
	Maryland Community Development Administration Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	2,967,900
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,148,865
1,000	Maryland Community Development Administration Department of Housing and Community	12/24 at 100.00	Aaa	1,004,702
	Development, Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31
1,800	Maryland Community Development Administration, Department of Housing and Community	11/15 at 100.00	Aa2	1,802,016
	Development, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
	Minimum Tax) (UB) (5)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	7,552,126
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative
	Minimum Tax) (UB) (5)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	4,114,650
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative
	Minimum Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,848,626
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative
	Minimum Tax) (UB) (5)
1,500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,535,806
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative
	Minimum Tax) (UB) (5)
28,225	Total Housing/Single Family			28,517,020
	Industrials – 2.9% (1.9% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	6,448,069
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	3,413,313
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			9,861,382
	Long-Term Care – 6.0% (3.9% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A	5,355,649
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,290,547
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,875,422
5,060	6.250%, 1/01/45	1/21 at 100.00	A	5,613,159
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
410	5.000%, 1/01/17	No Opt. Call	N/R	423,292
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,494,266
1,050	5.300%, 1/01/37	1/17 at 100.00	N/R	1,069,824
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,519,680
	Retirement Community, Series 2007, 4.750%, 7/01/34
19,410	Total Long-Term Care			20,641,839
	Tax Obligation/General – 16.4% (10.7% of Total Investments)
685	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water & Sewer, Refunding	3/16 at 100.00	AAA	701,858
	Series 2006, 5.000%, 3/01/17
1,070	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding	No Opt. Call	AA	1,076,463
	Series 2013B, 5.000%, 10/15/15
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	AA	1,147,190
1,200	5.000%, 10/15/30	10/21 at 100.00	AA	1,375,152
805	Charles County, Maryland, General Obligation Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	824,739
	Series 2006, 5.000%, 3/01/16
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA	2,960,286
	Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	11/15 at 100.00	AAA	2,314,451
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011B,	No Opt. Call	AAA	1,069,500
	5.000%, 3/15/17
1,895	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009A,	No Opt. Call	AAA	1,984,444
	3.000%, 8/15/17
	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B:
4,925	5.250%, 8/15/16	No Opt. Call	AAA	5,161,105
3,750	5.250%, 8/15/17	No Opt. Call	AAA	4,090,838
2,800	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	2,890,272
	2006A, 5.000%, 5/01/16
4,700	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	4,730,832
	2013A, 4.000%, 11/01/15
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation	No Opt. Call	AA	1,499,903
	Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,274,680
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,252,330
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	AA–	2,119,895
	7/01/20 – NPFG Insured
2,270	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,233,022
	NPFG Insured
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	4,669,176
	Election Series 2012G, 0.000%, 8/01/40 – AGM Insured
1,025	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,104,909
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009,
	5.000%, 6/01/17
2,700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	2,863,539
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013,
	4.000%, 6/01/17
3,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	3,108,420
	General Obligation Bonds, Consolidated Public Improvement, Series 2012, 5.000%, 6/01/16
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 35.55	Aaa	1,569,680
	Appreciation Series 2015, 0.000%, 8/15/50
75,440	Total Tax Obligation/General			56,022,684
	Tax Obligation/Limited – 19.1% (12.5% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	916,649
	Project, Series 2010, 6.100%, 7/01/40
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester &	7/23 at 100.00	A+	1,351,224
	Farmington Village Projects, Series 2013, 5.000%, 7/01/32
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	3/16 at 100.00	AA–	120,464
	9/01/19 – NPFG Insured
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing,
	Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	575,369
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	461,125
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
85	5.600%, 7/01/20 – RAAI Insured	1/16 at 100.00	AA	85,973
450	5.700%, 7/01/29 – RAAI Insured	1/16 at 100.00	AA	453,222
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,974,559
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,576,794
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,096,800
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of	No Opt. Call	AA	500,006
	Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/16 at 100.00	N/R	2,072,837
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	12,013,435
	5.500%, 2/01/16
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	746,160
	0.000%, 12/15/32
6,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	11/15 at 100.00	N/R	6,654,455
	2005, 5.200%, 7/01/34
1,406	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	1/16 at 100.00	N/R	1,411,357
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	978,956
	7/01/29 – AMBAC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	CC	174,466
	0.000%, 7/01/44 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/15 at 100.00	AA	2,081,709
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,483,370
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,592,960
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	23,184
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	AA–	688,546
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,177,295
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,075,580
	10/01/27 – FGIC Insured
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital
	Series 2014A:
2,580	5.000%, 10/01/29	10/24 at 100.00	BBB+	2,813,800
300	5.000%, 10/01/34	10/24 at 100.00	BBB+	321,000
2,240	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,471,930
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	AA	1,159,604
	Series 2009A-1, 5.000%, 10/01/29 – AGM Insured
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,788,190
	Series 2010A, 5.000%, 10/01/29
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	2,387,860
	Series 2013A, 5.000%, 10/01/24 – AGM Insured
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	BBB	2,154,060
	5.000%, 10/01/32
1,825	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,987,571
	Lien Series 2010B, 5.250%, 10/01/29
77,976	Total Tax Obligation/Limited			65,370,510
	Transportation – 4.9% (3.2% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
725	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	AA–	760,047
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	AA–	121,403
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	146,269
	(Alternative Minimum Tax)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/16 at 100.00	N/R	1,302,041
1,000	5.000%, 7/01/34 – AMBAC Insured	1/16 at 100.00	N/R	1,001,170
460	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	11/15 at 100.00	N/R	460,869
	Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
2,000	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008,	No Opt. Call	AAA	2,050,960
	5.250%, 3/01/16
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	10,841,762
	2007, 5.000%, 7/01/30 – AGM Insured (UB) (5)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	20,104
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	70,206
15,920	Total Transportation			16,774,831
	U.S. Guaranteed – 25.2% (16.5% of Total Investments) (6)
1,565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,602,998
	(Pre-refunded 3/01/16)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	A+ (6)	523,090
	9/01/36 (Pre-refunded 9/01/16)
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2006C:
1,500	5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (6)	1,559,340
2,570	5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (6)	2,671,669
3,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2007D, 5.000%, 7/01/32	7/17 at 100.00	AA (6)	3,241,140
	(Pre-refunded 7/01/17) – AMBAC Insured
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 –	No Opt. Call	AA (6)	2,363,940
	FGIC Insured (ETM)
3,120	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,698,448
	FGIC Insured (ETM)
1,680	Carroll County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/15 at 100.00	AAA	1,700,614
	2005A, 5.000%, 12/01/16 (Pre-refunded 12/01/15)
15	Charles County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series	No Opt. Call	Aa1 (6)	15,365
	2006, 5.000%, 3/01/16 (ETM)
2,230	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue	9/18 at 100.00	AAA	2,493,519
	Series 2008, 5.000%, 9/01/22 (Pre-refunded 9/01/18)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A (6)	1,820,070
	Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2006:
1,000	4.500%, 7/01/26 (Pre-refunded 7/01/16)	7/16 at 100.00	A1 (6)	1,034,800
2,550	5.000%, 7/01/40 (Pre-refunded 7/01/16)	7/16 at 100.00	A1 (6)	2,649,348
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R (6)	1,016,660
	2006A, 5.400%, 1/01/31 (Pre-refunded 7/01/16)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
660	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	696,379
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,881,682
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	11/15 at 100.00	N/R (6)	3,310,469
	General Hospital, Series 1993, 5.500%, 7/01/25 (Pre-refunded 11/09/15)
1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA (6)	1,134,000
	System, Series 2008, 5.000%, 7/01/28 (Pre-refunded 7/01/17) – AGM Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,
	Series 2007:
2,975	5.250%, 5/15/46 (Pre-refunded 5/15/16)	5/16 at 100.00	A2 (6)	3,079,036
9,720	5.250%, 5/15/46 (Pre-refunded 5/15/16) – BHAC Insured	5/16 at 100.00	AA+ (6)	10,059,908
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A (6)	4,103,892
	Medical Center, Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31 (Pre-refunded 7/01/16)	7/16 at 100.00	A2 (6)	727,272
1,325	5.000%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	A2 (6)	1,376,622
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	149,602
7,075	5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	7,840,232
1,950	6.000%, 1/01/43 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	2,172,125
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western
	Maryland Health, Series 2006A:
3,190	4.500%, 1/01/22 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	AA– (6)	3,314,282
2,910	5.000%, 7/01/34 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	AA– (6)	3,011,268
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	8/19 at 100.00	AAA	2,424,601
	5.000%, 8/15/21 (Pre-refunded 8/15/19)
	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Series 2006A:
1,090	5.000%, 3/01/17 (Pre-refunded 3/01/16)	3/16 at 100.00	AAA	1,116,291
3,500	4.150%, 3/01/20 (Pre-refunded 3/01/16)	3/16 at 100.00	AAA	3,569,580
425	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	Aaa	445,290
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,306,415
	5.125%, 6/01/24 – AMBAC Insured
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,042,850
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,873,525
	5.500%, 7/01/19 – NPFG Insured
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,293,506
	10/01/22 (Pre-refunded 10/01/16)
80,205	Total U.S. Guaranteed			86,319,828
	Utilities – 2.2% (1.5% of Total Investments)
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,449,312
575	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	AA	648,278
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	11/15 at 100.00	AA–	3,311,856
	NPFG Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	11/15 at 100.00	AA–	1,444,337
	FGIC Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	734,263
	2007A, 5.000%, 7/01/24
7,725	Total Utilities			7,588,046
	Water and Sewer – 4.2% (2.7% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,818,975
	5.000%, 7/01/38
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,223,840
1,045	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 –	No Opt. Call	AA	1,164,015
	FGIC Insured
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	AA–	2,813,225
1,300	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	1,409,967
	Series 2014A, 5.000%, 7/01/35
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,297,047
	5.500%, 7/01/43
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,645,000
	2005A, 5.000%, 9/01/15
13,020	Total Water and Sewer			14,372,069
$ 533,286	Total Municipal Bonds (cost $501,790,779)			521,488,567

Shares	Description (1)	Value
	COMMON STOCKS – 0.5% (0.3% of Total Investments)

	Airlines – 0.5% (0.3% of Total Investments)
44,607	American Airlines Group Inc. (7)	$ 1,738,781
	Total Common Stocks (cost $1,288,472)	1,738,781
	Total Long-Term Investments (cost $503,079,251)	523,227,348
	Floating Rate Obligations – (4.9)%	(16,810,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (48.8)% (8)	(167,000,000)
	Other Assets Less Liabilities – 0.8%	2,734,864
	Net Assets Applicable to Common Shares – 100%	$ 342,152,212

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$521,488,567	$ —	$521,488,567
Common Stocks	1,738,781	—	—	1,738,781
Total	$1,738,781	$521,488,567	$ —	$523,227,348

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $487,757,483.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$24,985,707
Depreciation	(6,325,885)
Net unrealized appreciation (depreciation) of investments	$18,659,822

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015